Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of net sales by geographical area
	Year ended December 31,
	2020	2019	2018
	(U.S. $ in thousands)

Americas (primarily the United States)	$343,477	$415,862	$409,741
EMEA	101,584	124,967	147,162
Asia Pacific	75,756	95,251	106,334
	$520,817	$636,080	$663,237

*	Revenues are attributed to geographic areas based on the location of customer.

Schedule of property, plant and equipment by geographical location
	Year ended December 31,
	2020	2019
	(U.S. $ in thousands)

Americas (primarily the United States)	$53,830	$58,169
EMEA	143,907	127,234
Asia Pacific	3,495	4,303
	$201,232	$189,706